Note 12 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 219,135	$ 193,034
RNCI share of earnings	9,381	7,422
RNCI redemption increment	14,552	13,496
Distributions paid to RNCI	(8,061)	(9,241)
Purchases of interests from RNCI, net	(21,451)	(6,510)
RNCI recognized on business acquisitions	18,262	18,986
Other	1,611	1,948
Balance	$ 233,429	$ 219,135